Parenthetical Information Note 29 Provisions (Detail: Text Values)	12 Months Ended
	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018 USD ($) shares
Estimated aggregated future loss (more than remote but less than probable) [Abstract]
Civil Litigation matters | €	€ 2,493,000,000			€ 2,400,000,000
Regulatory enfocement matters | €	174,000,000			300,000,000
FX Investigations & Litigations [Abstract]
DB Brazil Settlement on 7th Dec 2016 in BRL | R$							R$ 51,000,000
Civil monetary penalty agreement (Board of Governors of the Federal Reserve System) in U.S. D		$ 137,000,000
Civil monetary penalty agreement (New York State Department of Financial Services) in U.S. D								$ 205,000,000
Final order approval of a settlement related to manipulated benchmark- and spot rates in U.S. D		190,000,000
Interbank Offered Rates Matters [Abstract]
Payment to European Commission in relation to anticompetitive conduct in the trading od interest rate derivatives (as reported in 2013) in EUR | €	€ 725,000,000
DB agreement to pay for misconduct concerning to LIBOR settlement to DOJ & CFTC (as reported in 2015) in U.S. D		2,175,000,000
DB agreement to pay for misconduct concerning to LIBOR settlement to FCA (as reported in 2015) in GBP | £			£ 226,800,000
Fine payment by DB Group Services (UK) Ltd. in U.S. D					$ 150,000,000
Fine payment to Swiss Competition Commission (WEKO) pursuant to a settlement agreement in relation to Yen LIBOR in CHF | SFr						SFr 5,400,000
Payment of settlement with US State attornys investigation in interbank offered rates in U.S. D					220,000,000
Settlement agreement on July 13, 2017 as part of the U.S. dollar LIBOR MDL asserting claims based on alleged transactions in Eurodollar futures and options in U.S. D		80,000,000
Payment of settlement agreement on Feb 13, 2018 as part of the U.S. dollar LIBOR MDL asserting claims based on on alleged transactions in U.S. dollar LIBOR-linked financial instruments in U.S. D		240,000,000
Payment for alleging manipulation of Yen LIBOR and Euroyen TIBOR pending in the SDNY in U.S. D					77,000,000
Payment for alleging manipulation of EURIBOR pending in the SDNY in U.S. D					170,000,000
Mortgage-Related and Asset-Backed Securities Matters and Investigation [Abstract]
Payment of a civil monetary penalty for RMBS claims from 2005 to 2007 (settlement with DOJ) in U.S. D					3,100,000,000
Agreed consumer releif for RMBS claims from 2005 to 2007 (settlement with DOJ) in U.S. D		4,100,000,000
Settlement with Maryland Attorney General of payment for RMBS and CDO businesses from 2002 to 2009 in U.S. D mn.		15,000,000
Agreed consumer relief settlement with Maryland Attorney General (to be allocated from the overall U.S.D 4.1 billion consumer relief obligation agreed to as part of Deutsche Banks settlement with the DOJ) in U.S. D		$ 80,000,000
Postbank Voluntary Public Takeover Offer [Abstract]
Takeover offer for Postbank shareholder in EUR per share | € / shares	€ 25
Total number of shares accepted in takeover in shares | shares	48,200,000							48,200,000
Claim (raised in 2010 by Effecten-Spiegel AG) for raising the takeover share price offer to EUR per share | € / shares	€ 57.25
Claim (raised in 2014 by additional former shareholders of Postbank) for raising the takeover share price offer in EUR per share | € / shares	57.25
Increase of takeover share price offer to shareholders which have accepted the takeover in EUR per share | € / shares	32.25
Additional claims (raised in 2017) for raising the takeover share price offer to EUR per share | € / shares	€ 64.25
Total payment claims against Deutsche Bank in relation to Postbank takeover (excluding interest) | €	€ 700,000,000
Further Proceedings Relating to the Postbank Takeover [Abstract]
Postbank's cash compensation with respect to P&L transfer agreement in EUR per share | € / shares	€ 25.18
Acceptance of Postbank's cash compensation with respect to P&L transfer agreement in shares | shares	500,000	500,000	500,000
Squeeze out compensation in EUR per share | € / shares	€ 35.05
Number of shares squeezed-out in shares | shares	7,000,000	7,000,000	7,000,000
Investigations into the Banks anti-money laundering (AML) control function in its investment banking division [Abstract]
Settlement agreement with DFS to pay civil monetary penalties in U.S. D		$ 425,000,000
Settlement agreement with FCA to pay civil monetary penalties in GBP | £			£ 163,000,000
Payment of penalty for AML issues identified by the Federal Reserve in U.S. D					$ 41,000,000
Sovereign, Supranational and Agency Bonds (SSA) Investigations and Litigations [Abstract]
Agreement with U.S. District Court for the Southern District of New York to settle the actions (alleging violations of U.S. antitrust law and common law related to alleged manipulation of the secondary trading market for SSA bonds) in U.S. D		$ 48,500,000
Other Provisions [Abstract]
Restatedment to reflect the reclassification from Provisions to Deposits in the Groups Consolidated Balance Sheet | €	€ 1,000,000,000			€ 1,100,000,000